Intangible Assets	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS

	June 30, 2021	December 31, 2020
Customer relationships	$20,339,875	$20,117,564
Software copyright	5,107,410	-
Total	25,447,285	20,117,564

Less: accumulative amortization	(2,448,169)	(543,718)
Intangible assets, net	$22,999,116	$19,573,846

The Company’s intangible assets consist of customer relationships, which are recorded in connection with acquisitions at their fair value, and software copyright which are purchased from the related party Yunfeihu. Intangible assets with estimable lives are amortized, generally on a straight-line basis, over their respective estimated useful lives of 6.2 years and 6.83 years respectively to their estimated residual values.

For the six months ended June 30, 2021 and 2020, the Company amortized $1,895,871 and $Nil respectively.  No impairment loss was made against the intangible assets during the six months ended June 30, 2021.

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending June 30, 2021:	Amount
2021	$2,023,075
2022	4,046,149
2023	4,046,149
2024	4,046,149
2025	4,046,149
Thereafter	4,791,445
Total:	$22,999,116